Related parties	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related parties	46 Related parties
In the normal course of business, ING Group enters into various transactions with related parties. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Related parties of ING Group include, among others, its associates, joint ventures, key management personnel, and various defined benefit and contribution plans.
For post-employment benefit plans, reference is made to Note 33 'Pensions and other post-employment benefits' Transactions between related parties include rendering or receiving of services, leases, transfers under finance arrangements and provisions of guarantees or collateral. All transactions with related parties took place at conditions customary in the market. There are no significant provisions for doubtful debts or individually significant bad debt expenses recognised on outstanding balances with related parties.
Associates and joint ventures

Transactions with ING Group’s main associates and joint ventures
	Associates		Joint ventures
in EUR million	2023	2022	2023	2022
Assets	121	121	0	0
Liabilities	424	309	1	1
Off-balance sheet commitments	20	28	0	0

Income received	10	12	0	0
Expenses paid	3	0	0	0
Assets, liabilities, commitments, and income related to Associates and joint ventures result from transactions which are executed as part of the normal Banking business. Dividends received by associates and joint ventures are included in Note 8 'Investment in associates and joint ventures'.
Key management personnel compensation
The Executive Board of ING Groep N.V., the Management Board Banking and the Supervisory Board are
considered Key Management personnel of ING Group. In 2023 and 2022, the three members of the
Executive Board of ING Groep N.V. were also members of the Management Board Banking.
Transactions with key management personnel, including their compensation are included in the tables below.

Key management personnel compensation (Executive Board and Management Board Banking)
2023 in EUR thousands	Executive Board of ING Groep N.V.	Management Board Banking [1]	Total
Fixed Compensation
– Base salary	4,220	4,200	8,420
– Collective fixed allowances [2]	1,002	887	1,889
– Pension costs	78	107	185
– Severance benefits		734	734
Variable compensation
– Upfront cash		598	598
– Upfront shares	293	598	891
– Deferred cash		897	897
– Deferred shares	439	897	1,336
– Other emoluments [3]	344	487	832
Total compensation	6,376	9,405	15,782
1Excluding members of the Management Board Banking that are also members of the Executive Board of ING Groep N.V.
2The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands;  an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of
EUR 128,810.
3This includes expatriate allowances (such as housing, school/tuition fees and international health insurances, if applicable); banking and insurance benefits from ING (on the same terms as for other employees of ING in the Netherlands); tax and financial planning services to ensure compliance with the relevant legislative requirements; reimbursement of costs under the Directors & Officers indemnity provided by ING; the use of a company car or driver service.

Key management personnel compensation (Executive Board and Management Board Banking)
2022 in EUR thousands	Executive Board of ING Groep N.V.	Management Board Banking [1]	Total
Fixed Compensation
– Base salary	4,220	4,969	9,189
– Collective fixed allowances [2]	1,011	1,073	2,084
– Pension costs	70	116	186
– Severance benefits		932	932
Variable compensation
– Upfront cash		803	803
– Upfront shares	268	803	1,071
– Deferred cash		1,204	1,204
– Deferred shares	401	1,204	1,605
– Other emoluments [3]	296	638	934
Total compensation	6,266	11,742	18,008
1Excluding members of the Management Board Banking that are also members of the Executive Board of ING Groep N.V.
2The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of
EUR 114,866.
3This includes amongst others: housing, school/tuition fees, international health insurance, relocation costs and tax and financial planning.
ING indemnifies the members of the EB against direct financial losses in connection with claims from third parties filed, or threatened to be filed, against them by virtue of their service as a member of the EB, as far as permitted by law, on the conditions laid down in the Articles of Association and their commission contract. ING has taken out liability insurance for the members of the EB.
In accordance with the Articles of Association ING indemnifies the members of the Supervisory Board as far as legally permitted against direct financial losses in connection with claims from third parties filed or threatened to be filed against them by virtue of their service as a member of the Supervisory Board.
Key management personnel compensation is generally included in Staff expenses in the statement of profit or loss. The total remuneration of the Executive Board and Management Board Banking is disclosed in the table above. Under IFRS, certain components of variable remuneration are not recognised in the statement of profit or loss directly, but are allocated over the vesting period of the award. The comparable amount recognised in Staff expenses in 2023 relating to the fixed expenses of 2023 and the vesting of variable remuneration of earlier performance years, is EUR 14 million in 2023 (2022: EUR 14 million).
The table below shows the total of fixed remuneration, expense allowances and attendance fees for the
Supervisory Board in 2023 and 2022.

Key management personnel compensation (Supervisory Board)
in EUR thousands	2023	2022
Total compensation	1,152	1,048
Loans and advance to key management personnel
As at 31 December 2023 Loans and advances outstanding to key management personnel amounted to EUR
1.7 million (2022: EUR 2.7 million) and loan commitments to key management personnel amounted to EUR
138 thousand (2022: EUR 203 thousand). Total interest received in 2023 on these loans and advances amounted to EUR 30 thousand (2022: EUR 62 thousand).
These loans and advances and loan commitments (1) were made in the ordinary course of business, (2)
were granted on conditions that are comparable to those of loans and advances granted to all employees and (3) did not involve more than the normal risk of collectability or present other unfavourable features.
Loans and advances to members of the Executive Board and Management Board Banking are compliant with the standards set out in the DNB guidelines for loans to officers and directors of a regulated entity, such as ING.
Deposits outstanding to key management personnel
As at 31 December 2023 Deposits outstanding from key management personnel amounted to EUR 13.9 million (2022: EUR 11.5 million). Total interest paid in 2023 on these deposits amounted to EUR
197 thousand (2022: EUR 36 thousand).
ING shares held by key management personnel

Number of ING Groep N.V. shares to key management personnel
	ING Groep N.V. shares
in numbers	2023	2022
Executive Board members	128,241	108,217
Management Board Banking	262,507	294,574
Supervisory Board members	5,295	5,295
Total number of shares	396,043	408,086